Securities - Amortized Cost and Fair Value of Available-for-sale Securities (Q2) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 160,547,000	$ 153,566,000	$ 131,046,000
Gross Unrealized Gains	179,000	165,000
Gross Unrealized Losses	(4,149,000)	(1,787,000)
Fair Value	156,577,182	151,944,567	129,421,914
U.S. Government-sponsored enterprises (GSEs) [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	29,137,000	26,207,000	$ 18,279,000
Gross Unrealized Gains	0	1,000
Gross Unrealized Losses	(1,009,000)	(432,000)
Fair Value	28,128,000	25,776,000
Municipal securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	15,896,000	9,122,000
Gross Unrealized Gains	8,000	28,000
Gross Unrealized Losses	(320,000)	(147,000)
Fair Value	15,584,000	9,003,000
Other debt securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	976,000	974,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(65,000)	(24,000)
Fair Value	911,000	950,000
Mortgage-backed securities (GSEs) [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	114,538,000	117,263,000
Gross Unrealized Gains	171,000	136,000
Gross Unrealized Losses	(2,755,000)	(1,184,000)
Fair Value	$ 111,954,000	$ 116,215,000